SHARE CAPITAL - Issued and outstanding common shares (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Common Shares
Balance at the beginning	895,713,101
Shares issued proceeds-total		3,000,000
Balance at the end	901,610,950	895,713,101
Share Capital
Balance at the beginning	$ 564,322,000	$ 641,784,000
Balance at the end	$ 368,370,000	$ 564,322,000
Share capital
Number of Common Shares
Balance at the beginning	895,713,101	890,970,371
Shares issued proceeds-total	2,702,703	3,000,000
Other share issue proceeds-total	45,442	41,895
Share option exercises	876,002	1,105,167
Shares issued related to Skyharbour transaction (note 9)	1,607,372
Share unit exercises-transfer from contributed surplus	666,330	595,668
Increase (decrease) in shares	5,897,849	4,742,730
Balance at the end	901,610,950	895,713,101
Share Capital
Balance at the beginning	$ 1,665,189,000	$ 1,655,024,000
Shares issued proceeds-total	15,000,000	14,100,000
Less: flow-through share premium	(4,730,000)	(5,850,000)
Less: share issue costs	(815,000)	(5,850,000)
Other share issue proceeds-total	86,000	111,000
Less: other share issue costs	(19,000)	(16,000)
Share option exercises	1,310,000	1,373,000
Shares issued related to Sky Harbour transaction (note 9)	6,000,000
Less: share issue costs	(19,000)	(722,000)
Share option exercises-transfer from contributed surplus	646,000	647,000
Share unit exercises-transfer from contributed surplus	1,183,000	522,000
Increase (decrease) in share capital	18,642,000	10,165,000
Balance at the end	$ 1,683,831,000	$ 1,665,189,000